Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000002886 | Lennar Corp.B
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002886 | Lennar Corp.AShort
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000002886 | Confluent Inc.A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002886 | Fox Corp.B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002886 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002886 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002886 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002886 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000002886 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002886 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002886 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000002886 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000002886 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000002886 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002886 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002886 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002886 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000002886 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002886 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000002886 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002886 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002886 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002886 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002886 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002886 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000050409 | Lennar Corp.B
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000050409 | Lennar Corp.AShort
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000050409 | Confluent Inc.A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000050409 | Fox Corp.B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000050409 | TEGNA Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000050409 | TXNM Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000050409 | Pan American Silver Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000050409 | KKR & Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050409 | National Fuel Gas Co.
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000050409 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000050409 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000050409 | InvestmentType_Common Stocks – Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(15.00%)
C000050409 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000050409 | InvestmentType_Rights
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000050409 | InvestmentType_Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000050409 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000050409 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.20%
C000050409 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000050409 | Building and Construction - Short
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000050409 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000050409 | Metals and Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050409 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000050409 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000050409 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000050409 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	17.10%